Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	BAIRD FUNDS INC
Central Index Key	0001282693
Amendment Flag	false
Document Creation Date	Apr. 04, 2016
Document Effective Date	Apr. 04, 2016
Prospectus Date	Apr. 04, 2016
Chautauqua Global Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCGSX
Chautauqua Global Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCGIX
Chautauqua International Growth Fund | Investor Class
Prospectus:
Trading Symbol	CCWSX
Chautauqua International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	CCWIX